Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At December 31, 2019	Within one year	and five years	five years
Trade payables	$693,502	—	—
Accrued liabilities	1,159,212	—	—
Due to related parties	275,512	—	—
Shareholder loan	2,076	—	—
	$2,130,302	$—	$—

		Between one	More than
At December 31, 2018	Within one year	and five years	five years
Trade payables	$635,622	—	—
Accrued liabilities	543,908	—	—
Due to related parties	83,331	—	—
Shareholder loan	6,230	—	—
	$1,269,091	$—	$—

Schedule of financial assets and liabilities that are denominated in US dollars

	December 31,	December 31,
	2019	2018
Cash and cash equivalents	$10,555,007	$18,048,270
Restricted cash	81,981	54,602
Receivables	192,998	51,164
Trade payables and accrued liabilities	(105,896)	(382,087)
	$10,724,090	$17,771,949

Schedule of classification of financial instruments

	December 31,	December 31,
	2019	2018
Amortized cost:
Cash and cash equivalents	$11,095,848	$18,926,933
Restricted cash	184,314	110,707
Receivables	144,391	237,507
	$11,424,553	$19,275,147

	December 31,	December 31,
	2019	2018
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$2,128,226	$1,262,861
Shareholder loan	2,076	6,230

Derivative financial liabilities:
Derivative liability	7,072,134	4,752,875
	$9,202,436	$6,021,966